Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue from contracts with customers	€ 17,657,558	€ 18,145,918	€ 18,442,806
Revenue from insurance contracts	1,614,024	1,227,140	851,584
Revenue from lease contracts	64,327	80,559	103,627
Revenue	19,335,909	19,453,617	19,398,017
Health care services
Revenue
Revenue from contracts with customers	13,471,363	14,166,796	14,566,485
Revenue from insurance contracts	1,614,024	1,227,140	851,584
Revenue	15,085,387	15,393,936	15,418,069
Health care products
Revenue
Revenue from contracts with customers	4,186,195	3,979,122	3,876,321
Revenue from lease contracts	64,327	80,559	103,627
Revenue	€ 4,250,522	€ 4,059,681	€ 3,979,948